STOCK PURCHASE WARRANTS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Warrants
Number of Shares	4,353,428	4,167,584	4,616,000
Weighted Average Exercise Price	$ 0.66	$ 0.62	$ 0.47
Warrant [Member]
Stock Purchase Warrants
Number of Shares	5,243,531	4,843,531	638,217
Weighted Average Exercise Price	$ 1.16	$ 1.21	$ 1.11
Warrant [Member] | ExcersiePriceZeroPointFiveMember
Stock Purchase Warrants
Number of Shares	227,500
Weighted Average Remaining Contract Life in Years	1.55
Weighted Average Exercise Price	$ 0.50
Warrant [Member] | ExcersiePriceZeroPointEightThreeMember
Stock Purchase Warrants
Number of Shares	1,021,028
Weighted Average Remaining Contract Life in Years	2.29
Weighted Average Exercise Price	$ 0.83
Warrant [Member] | ExcersiePriceZeroPointNineFiveMember
Stock Purchase Warrants
Number of Shares	86,250
Weighted Average Remaining Contract Life in Years	0.44
Weighted Average Exercise Price	$ 0.95
Warrant [Member] | ExcersiePriceOnePointZeroZerMember
Stock Purchase Warrants
Number of Shares	426,417
Weighted Average Remaining Contract Life in Years	6.60
Weighted Average Exercise Price	$ 1
Warrant [Member] | ExcersiePriceOnePointThreeThreeMember
Stock Purchase Warrants
Number of Shares	3,432,336
Weighted Average Remaining Contract Life in Years	2.75
Weighted Average Exercise Price	$ 1.33
Warrant [Member] | ExcersiePriceOnePointOneSixMember
Stock Purchase Warrants
Number of Shares	5,243,531
Weighted Average Remaining Contract Life in Years	2.99
Weighted Average Exercise Price	$ 1.16